Accounts Receivable, net - Valuation Allowance (Details) - Allowance for doubtful accounts - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement of allowances
Balance at beginning of the year	¥ 259,820	¥ 275,526	¥ 280,987
Allowance made during the year	96,298	87,219	71,104
Recoveries	114,374	91,965	55,721
Amount written off against the allowance	(53,425)	(10,960)	(20,844)
Balance at end of the year	¥ 188,319	¥ 259,820	¥ 275,526